Summary of Significant Accounting Policies - Fair Value of Financial Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 618,343	$ 520,844	$ 66,798
Money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash	2,200	2,492	2,180
Time Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	39,529	21,726	2,054
Municipal bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	187,303	140,406	31,487
Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	346,782	353,212	33,257
International government bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	21,390	1,501
U.S. government agency bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	23,339
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	151,691	184,009	26,451
Restricted cash	1,983	2,058	758
Short-term investments	618,343	520,844	66,798
Total financial assets	772,017	706,911	94,007
Fair Value, Measurements, Recurring [Member] | Money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	151,691	183,008	26,451
Restricted cash			758
Fair Value, Measurements, Recurring [Member] | Time Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash	1,983	2,058
Short-term investments	39,529	21,726	2,054
Fair Value, Measurements, Recurring [Member] | Municipal bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		1,001
Short-term investments	187,303	140,406	31,487
Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	346,782	353,212	33,257
Fair Value, Measurements, Recurring [Member] | International government bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	21,390	1,501
Fair Value, Measurements, Recurring [Member] | Commercial paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		3,999
Fair Value, Measurements, Recurring [Member] | U.S. government agency bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	23,339
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	151,691	183,008	26,451
Restricted cash			758
Total financial assets	151,691	183,008	27,209
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	151,691	183,008	26,451
Restricted cash			758
(Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		1,001
Restricted cash	1,983	2,058
Short-term investments	618,343	520,844	66,798
Total financial assets	620,326	523,903	66,798
(Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Time Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash	1,983	2,058
Short-term investments	39,529	21,726	2,054
(Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Municipal bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		1,001
Short-term investments	187,303	140,406	31,487
(Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	346,782	353,212	$ 33,257
(Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | International government bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	21,390	1,501
(Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Commercial paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		$ 3,999
(Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. government agency bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 23,339